NOTE PAYABLE	12 Months Ended
Aug. 31, 2014
Debt Disclosure [Abstract]
NOTE PAYABLE
NOTE 5 – NOTE PAYABLE

In relation to the Foundation lease discussed in Note 4 the Company recorded a note payable for an amount for the initial $45,000 due upon signing of lease and the nine (9) future payments due of $45,000 which has been recorded at its present value discounted with an imputed interest rate of 5% for a total note payable of $364,852. At August 31, 2014 the current portion due is $30,458 and long-term portion due is $260,387. The Company has also accrued interest expense of $7,750 as of year end which is included in accrued liabilities.

Future maturities

Year	Principle amount due

2015	30,458
2016	31,981
2017	33,580
2018	35,259
2019 thereafter	159,567
Total	$290,845

During the fiscal year ended August 31, 2014 we paid the second installment of our surface lease in the amount of $45,000 to the Southwest Wildlife Foundation.